February 28, 2014

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, NE

Washington, DC 20549

Re: SBL Fund (File Nos. 002-59353 and 811-02753)

Ladies and Gentlemen:

On behalf of SBL Fund (the “Corporation”), attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is a post-effective amendment to the Corporation’s registration statement on Form N-1A (the “Post-Effective Amendment”). The filing is being made to include routine “annual update” disclosures to the registration statement and to reflect the following proposals, which were voted on by shareholders of each series (each, a “Series” and together, the “Series”) of the Corporation at a special meeting of shareholders held during January 2014:

•	the election of five new independent directors of the Corporation;

•	agreements and plans of reorganization (the “Plans”) that provide for the reorganization of each Series from the Corporation into “shell” series of a newly-formed Delaware statutory trust; and

•	revisions to each Series’ fundamental investment policies in order to conform the policies among the Series, modernize the policies and increase investment flexibility.

On or about April 30, 2014, the new Delaware statutory trust into which all of the Series will reorganize, Guggenheim Variable Funds Trust, will assume and adopt the registration statement of the Corporation, pursuant to Rule 414 under the Securities Act. Therefore, also on or about April 30, 2014, it is anticipated that Guggenheim Variable Funds Trust will submit on Form N-8A/A a notification of registration filed pursuant to Section 8(a) of the Investment Company Act of 1940, as amended, in order to adopt as its own the notification of registration of the Corporation. The proxy statement relating to the proposals was filed separately.

Securities offered by Guggenheim Distributors, LLC, an affiliate of Guggenheim Investments

In addition, the following material changes have been made in the Post-Effective Amendments:

•	changes to the investment strategies and risks with respect to Series M (Macro Opportunities Series) to reflect that the Series could establish a wholly-owned subsidiary, organized as a limited company under the laws of the Cayman Islands, in connection with the Series’ already existing investment strategy to invest in commodities and commodity interests;

•	changes to the investment strategies with respect to Series A (StylePlus—Large Core Series), Series J (StylePlus—Mid Growth Series), Series X (StylePlus—Small Growth Series) and Series Y (StylePlus—Large Growth Series) to incorporate an 80% investment policy for each of those Series, in response to a prior request from the SEC staff;

•	changes to the investment strategies and risks with respect to Series A (StylePlus—Large Core Fund), Series J (StylePlus—Mid Growth Fund), Series X (StylePlus—Small Growth Series) and Series Y (StylePlus—Large Growth Series) to permit those Series to invest in short-term fixed-income investment companies advised by the Series’ investment manager or its affiliates, for liquidity management purposes; and

•	changes to the investment strategies and risks, investment sub-adviser and portfolio management disclosures with respect to Series Z (Alpha Opportunity Series) to reflect the resignation of Mainstream Investment Advisers, LLC as the sub-adviser to the Series, effective as of September 30, 2013.

On behalf of the Corporation, we hereby undertake to make any additional filings to respond to comments that you might have with respect to these filings, add any additional non-material disclosure that may be required to complete the registration statement, file the appropriate exhibits and effect the reorganizations pursuant to which each Series will redomicile into Guggenheim Variable Funds Trust.

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 or Stephen T. Cohen at Dechert LLP at 202.261.3304 with any questions or comments regarding this filing, or if they may assist you in any way.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee Secretary and Senior Vice President Security Investors, LLC

Securities offered by Guggenheim Distributors, LLC, an affiliate of Guggenheim Investments